Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information
Entity Registrant Name	Tradeweb Markets Inc.
Entity Central Index Key	0001758730
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true